Impairment reverse (losses) due to credit loss_Impairment reverse Losses due to credit loss (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Disclosure of impairment losses due to credit loss [Abstract]
Reversal of credit loss on financial assets at financial assets at FVTOCI	₩ (679,000,000)	₩ 0	₩ (459,000,000)		₩ 0
Reversal of credit loss on securities at amortized cost losses	(199,000,000)	0	(191,000,000)		0
Provision for credit loss on loans and other financial assets at amortized cost	76,699,000,000	0	(61,057,000,000)		0
Impairment losses due to credit loss	0	(211,842,000,000)	0		(333,976,000,000)
Reversal of provision on (provision for) guarantees	76,354,000,000	16,071,000,000	86,990,000,000		44,968,000,000
Reversal of provision on (provision for) loan commitment	(1,502,000,000)	(8,715,000,000)	3,155,000,000		5,245,000,000
Total	₩ 150,673,000,000	₩ (204,486,000,000)	₩ 28,438,000,000	$ 25,578	₩ (283,763,000,000)